UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03380

Legg Mason Capital Management Value Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON CAPITAL MANAGEMENT

VALUE TRUST INC.

FORM N-Q

JANUARY 31, 2011

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 2.8%
Ford Motor Co.	4,300,000	$68,585,000	*
General Motors Co.	1,200,000	43,788,000	*

Total Automobiles		112,373,000

Hotels, Restaurants & Leisure - 1.5%
Yum! Brands Inc.	1,225,050	57,283,338

Internet & Catalog Retail - 2.1%
Amazon.com Inc.	500,000	84,820,000	*

Leisure Equipment & Products - 1.0%
Eastman Kodak Co.	10,893,419	39,869,913	*

Media - 2.8%
DIRECTV, Class A Shares	173,860	7,369,926	*
Time Warner Inc.	3,309,103	104,071,289

Total Media		111,441,215

Specialty Retail - 1.5%
Best Buy Co. Inc.	1,800,000	61,200,000

TOTAL CONSUMER DISCRETIONARY		466,987,466

CONSUMER STAPLES - 3.0%
Beverages - 1.6%
PepsiCo Inc.	1,000,000	64,310,000

Food & Staples Retailing - 1.4%
Wal-Mart Stores Inc.	1,000,000	56,070,000

TOTAL CONSUMER STAPLES		120,380,000

ENERGY - 6.7%
Energy Equipment & Services - 1.3%
Transocean Ltd.	660,152	52,765,949	*

Oil, Gas & Consumable Fuels - 5.4%
BP PLC, ADR	2,300,000	109,181,000
ConocoPhillips	1,488,800	106,389,648

Total Oil, Gas & Consumable Fuels		215,570,648

TOTAL ENERGY		268,336,597

FINANCIALS - 28.0%
Capital Markets - 5.0%
BlackRock Inc.	210,000	41,584,200
Goldman Sachs Group Inc.	575,000	94,081,500
Morgan Stanley	2,195,967	64,561,430

Total Capital Markets		200,227,130

Commercial Banks - 3.0%
Wells Fargo & Co.	3,700,000	119,954,000

Consumer Finance - 4.4%
American Express Co.	1,800,000	78,084,000
Capital One Financial Corp.	2,000,000	96,320,000

Total Consumer Finance		174,404,000

Diversified Financial Services - 11.2%
Bank of America Corp.	7,300,000	100,229,000
Citigroup Inc.	25,000,000	120,500,000	*
JPMorgan Chase & Co.	2,592,086	116,488,345
NYSE Euronext	3,500,000	111,335,000

Total Diversified Financial Services		448,552,345

Insurance - 4.4%
AFLAC Inc.	1,904,242	109,646,254
MetLife Inc.	1,500,000	68,655,000

Total Insurance		178,301,254

TOTAL FINANCIALS		1,121,438,729

HEALTH CARE - 11.4%
Biotechnology - 2.3%
Gilead Sciences Inc.	2,400,000	92,112,000	*

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.1%
Medtronic Inc.	1,100,000	$42,152,000

Health Care Providers & Services - 3.9%
Aetna Inc.	2,403,331	79,165,723
UnitedHealth Group Inc.	1,881,273	77,226,257

Total Health Care Providers & Services		156,391,980

Pharmaceuticals - 4.1%
Johnson & Johnson	800,000	47,816,000
Merck & Co. Inc.	2,000,000	66,340,000
Pfizer Inc.	2,744,600	50,006,612

Total Pharmaceuticals		164,162,612

TOTAL HEALTH CARE		454,818,592

INDUSTRIALS - 5.1%
Airlines - 1.9%
United Continental Holdings Inc.	3,000,000	76,200,000	*

Industrial Conglomerates - 3.2%
General Electric Co.	6,400,000	128,896,000

TOTAL INDUSTRIALS		205,096,000

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 7.6%
Cisco Systems Inc.	5,000,000	105,750,000	*
QUALCOMM Inc.	2,000,000	108,260,000
Research In Motion Ltd.	1,500,000	88,665,000	*

Total Communications Equipment		302,675,000

Computers & Peripherals - 4.8%
EMC Corp.	3,139,500	78,142,155	*
Hewlett-Packard Co.	2,500,000	114,225,000

Total Computers & Peripherals		192,367,155

Internet Software & Services - 2.7%
eBay Inc.	3,597,203	109,211,083	*

IT Services - 4.4%
International Business Machines Corp.	800,000	129,600,000
MasterCard Inc., Class A Shares	190,000	44,936,900

Total IT Services		174,536,900

Semiconductors & Semiconductor Equipment - 5.0%
Intel Corp.	3,645,332	78,228,825
Texas Instruments Inc.	3,563,586	120,841,201

Total Semiconductors & Semiconductor Equipment		199,070,026

Software - 2.1%
Microsoft Corp.	3,073,100	85,201,698

TOTAL INFORMATION TECHNOLOGY		1,063,061,862

UTILITIES - 5.9%
Independent Power Producers & Energy Traders - 5.9%
AES Corp.	18,971,396	235,245,310	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,860,655,687)		3,935,364,556

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Bank of America repurchase agreement dated 1/31/11; Proceeds at maturity - $30,965,047; (Fully collateralized by U.S. government agency obligations, 0.000% due 7/29/11; Market value - $31,602,199)	0.150%	2/1/11	$30,964,918	$30,964,918
Goldman Sachs & Co. repurchase agreement dated 1/31/11; Proceeds at maturity - $30,965,081; (Fully collateralized by U.S. government agency obligations, 2.500% due 4/23/14; Market value - $31,654,206)	0.190%	2/1/11	30,964,918	30,964,918

TOTAL SHORT-TERM INVESTMENTS (Cost - $61,929,836)				61,929,836

TOTAL INVESTMENTS - 100.0% (Cost - $2,922,585,523#)				3,997,294,392
Other Assets in Excess of Liabilities - 0.0%				354,646

TOTAL NET ASSETS - 100.0%				$3,997,649,038

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management Value Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$3,935,364,556	—	—	$3,935,364,556
Short-term investments†	—	$61,929,836	—	61,929,836

Total investments	$3,935,364,556	$61,929,836	—	$3,997,294,392

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that

Notes to Schedule of Investments (unaudited) (continued)

any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,325,189,960
Gross unrealized depreciation	(250,481,091)

Net unrealized appreciation	$1,074,708,869

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Value Trust, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date: March 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 24, 2011